Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Other Payables and Accruals
9.	Other payables and Accruals

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Accrued payroll and welfare payable	12,882	10,820
VAT and other taxes payable	6,380	557
Others (a)	501,678	284,241
	520,940	295,618

(a) Others primarily consist of rental payable.